TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Trade receivables	$ 7,357	$ 11,950
Less: Allowances for doubtful debts	(655)	(660)
Trade receivables before receivable from the pools and after allowance for credit losses	$ 6,702	$ 11,290